Personnel expenses (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Salaries		R$ (8,350,461)	R$ (9,170,556)	R$ (8,236,617)
Benefits		(4,383,644)	(5,385,133)	(3,625,796)
Social security charges		(2,997,889)	(3,505,290)	(2,862,067)
Employee profit sharing		(1,682,868)	(1,572,472)	(1,451,310)
Provision for labor claims		(1,289,664)	(927,136)	(663,124)
Training		(166,936)	(162,678)	(164,869)
Total	[1]	R$ (18,871,462)	R$ (20,723,265)	R$ (17,003,783)

[1]	In 2017, includes the effects of the Special Voluntary Termination Plan.